Portfolio of Investments
Columbia Pacific/Asia Fund, December 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.7%
Issuer	Shares	Value ($)
Australia 9.6%
Australia & New Zealand Banking Group Ltd.	136,051	2,387,441
CSL Ltd.	7,442	1,626,022
Macquarie Group Ltd.	29,937	3,195,457
Newcrest Mining Ltd.	69,244	1,381,955
Rio Tinto PLC, ADR	49,737	3,741,217
Santos Ltd.	459,301	2,224,262
Total		14,556,354
China 22.8%
Alibaba Group Holding Ltd., ADR(a)	28,855	6,715,424
Country Garden Services Holdings Co., Ltd.	181,000	1,224,567
Foshan Haitian Flavouring & Food Co., Ltd., Class A	56,262	1,727,541
Guangdong Investment Ltd.	739,000	1,332,187
Hangzhou Robam Appliances Co., Ltd., Class A	208,507	1,301,200
JD.com, Inc., ADR(a)	27,962	2,457,860
Kweichow Moutai Co., Ltd., Class A	4,672	1,427,757
Li Ning Co., Ltd.	372,500	2,563,230
NetEase, Inc., ADR	29,436	2,819,086
New Oriental Education & Technology Group, Inc., ADR(a)	6,530	1,213,339
Ping An Insurance Group Co. of China Ltd., Class H	193,300	2,352,387
Tencent Holdings Ltd.	117,800	8,476,157
Xpeng, Inc., ADR(a)	25,855	1,107,370
Total		34,718,105
Hong Kong 5.6%
AIA Group Ltd.	262,000	3,192,764
Galaxy Entertainment Group Ltd.	259,000	2,016,196
Hong Kong Exchanges and Clearing Ltd.	62,100	3,406,293
Total		8,615,253
India 3.6%
HDFC Bank Ltd., ADR(a)	51,550	3,725,003
Mindtree Ltd.	75,883	1,728,024
Total		5,453,027
Indonesia 1.3%
PT Bank Rakyat Indonesia Persero Tbk	6,511,200	1,935,802
Common Stocks (continued)
Issuer	Shares	Value ($)
Japan 37.9%
Bandai Namco Holdings, Inc.	5,700	493,624
BayCurrent Consulting, Inc.	4,100	719,520
Chugai Pharmaceutical Co., Ltd.	8,800	469,525
Dai-ichi Life Holdings, Inc.	148,300	2,234,199
Daiichi Sankyo Co., Ltd.	39,700	1,360,527
Daikin Industries Ltd.	14,200	3,159,034
Daiwabo Holdings Co., Ltd.	5,600	498,517
Elecom Co., Ltd.	22,300	1,151,612
FANUC Corp.	3,600	888,657
Freee KK(a)	5,100	498,748
Hoya Corp.	16,800	2,326,713
IR Japan Holdings Ltd.	5,400	865,156
ITOCHU Corp.	123,200	3,543,247
JCU Corp.	12,600	486,067
JustSystems Corp.	6,700	465,435
Kakaku.com, Inc.	17,100	468,084
Kao Corp.	21,300	1,645,557
Keyence Corp.	6,800	3,825,116
Koito Manufacturing Co., Ltd.	26,400	1,796,676
M3, Inc.	14,800	1,398,116
Murata Manufacturing Co., Ltd.	19,400	1,756,273
Nihon M&A Center, Inc.	18,500	1,237,155
Nintendo Co., Ltd.	2,200	1,412,271
Obic Co., Ltd.	2,100	422,053
Open House Co., Ltd.	23,800	875,553
ORIX Corp.	152,490	2,345,924
Plaid, Inc.(a)	41,300	1,485,928
Recruit Holdings Co., Ltd.	46,700	1,961,538
Rohm Co., Ltd.	19,100	1,851,569
Shin-Etsu Chemical Co., Ltd.	16,100	2,825,805
Shinko Electric Industries Co., Ltd.	16,400	375,413
Shoei Co., Ltd.	18,400	739,808
SoftBank Group Corp.	26,300	2,041,803
Sony Corp.	24,700	2,488,972
Square Enix Holdings Co., Ltd.	7,400	448,667
Takeuchi Manufacturing Co., Ltd.	32,800	774,563
Columbia Pacific/Asia Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Pacific/Asia Fund, December 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Takuma Co., Ltd.	62,400	1,115,308
Tanseisha Co., Ltd.	39,600	314,994
TechnoPro Holdings, Inc.	11,200	930,450
Tokyo Electron Ltd.	3,600	1,344,826
Toyota Motor Corp.	26,800	2,068,159
ValueCommerce Co., Ltd.	17,900	555,161
Total		57,666,323
Singapore 2.1%
DBS Group Holdings Ltd.	170,700	3,234,890
South Korea 6.0%
Samsung Electronics Co., Ltd.	121,909	9,103,618
Taiwan 8.5%
MediaTek, Inc.	79,000	2,106,715
Parade Technologies Ltd.	27,000	1,068,965
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	89,276	9,734,655
Total		12,910,335
Common Stocks (continued)
Issuer	Shares	Value ($)
Thailand 0.3%
Tisco Financial Group PCL, Foreign Registered Shares	138,600	408,817
Total Common Stocks (Cost $66,106,731)		148,602,524

Money Market Funds 2.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.107%(b),(c)	3,502,214	3,501,864
Total Money Market Funds (Cost $3,501,864)		3,501,864
Total Investments in Securities (Cost $69,608,595)		152,104,388
Other Assets & Liabilities, Net		394
Net Assets		$152,104,782

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at December 31, 2020.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended December 31, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.107%
	5,047,321	41,226,157	(42,772,831)	1,217	3,501,864	2,110	5,678	3,502,214
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
2	Columbia Pacific/Asia Fund | Quarterly Report 2020

[THIS PAGE INTENTIONALLY LEFT BLANK]

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT209_03_K01_(02/21)